Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2018 and 2017, the Bank had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features. Such loans are summarized below.

	2018	2017
	(In thousands)

Aggregate balance – January 1	$12,996	$13,635
New loans	2,386	189
Repayments	(1,276)	(828)

Aggregate balance – December 31	$14,106	$12,996

Deposits from related parties held by the Bank at December 31, 2018 and 2017, totaled approximately $2.3 million and $691,000, respectively.